THE ALGER INSTITUTIONAL FUNDS
                       ALGER TECHNOLOGY INSTITUTIONAL FUND
                   ALGER CORE FIXED-INCOME INSTITUTIONAL FUND
                        ALGER BALANCED INSTITUTIONAL FUND

                    SUPPLEMENT DATED NOVEMBER 21, 2006 TO THE
                        PROSPECTUSES DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE



Each of Alger Technology Institutional Fund, Alger Core Fixed-Income Institutional Fund, and Alger Balanced Institutional Fund was liquidated after the close of business on November 20, 2006, and is no longer offered as an investment option.























                                                                        IS112106